Cover	Jan. 12, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 12, 2024
Entity File Number	001-38630
Entity Registrant Name	Aridis Pharmaceuticals, Inc.
Entity Central Index Key	0001614067
Entity Tax Identification Number	47-2641188
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	983 University Avenue
Entity Address, Address Line Two	Bldg. B
Entity Address, City or Town	Los Gatos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95032
City Area Code	(408)
Local Phone Number	385-1742
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ARDS
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false